Finance (expense)/income, net (Details Textual) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Finance Expense Income [Line Items]
Net foreign exchange loss	[1]	₨ 29	₨ 147	₨ 4,133
Venezuela operation [Member]
Finance Expense Income [Line Items]
Net foreign exchange loss		₨ 37	₨ 41	₨ 4,621

[1]	Includes the foreign exchange losses related to the Company’s Venezuela operations of Rs.37, Rs.41 and Rs.4,621 for the year ended March 31, 2018, 2017 and 2016 respectively. Refer to Note 38 of these consolidated financial statements for further details.